Share-based Compensation - Summary of Key Assumptions for Options Granted (Details)	6 Months Ended
	Jun. 30, 2024 yr $ / shares	Jun. 30, 2023 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the period (in dollars per share)	$ 1.63	$ 1.25
Expected life (in years) | yr	10	10
Dividend yield (in percent)	0.00%	0.00%
Weighted average fair value of options granted during the period (in years)	$ 1.23	$ 0.72
Stock Options, All Other Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)		11.70%
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price (in dollars per share)	$ 1.18	$ 0.99
Risk-free interest rate (in percent)	4.20%	3.60%
Expected volatility (in percent)	101.90%	59.60%
Expected early exercise multiple	2.2	2.2
Forfeiture rate (in percent)	5.60%	8.50%
Bottom of range | Stock Options, Executives and Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)	5.60%	8.50%
Bottom of range | Stock Options, All Other Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)	7.90%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price (in dollars per share)	$ 1.79	$ 1.29
Risk-free interest rate (in percent)	4.80%	4.20%
Expected volatility (in percent)	104.30%	60.00%
Expected early exercise multiple	2.8	2.8
Forfeiture rate (in percent)	9.00%	12.30%
Top of range | Stock Options, Executives and Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)	9.00%	12.30%
Top of range | Stock Options, All Other Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)	8.40%